Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jun. 16, 2017
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Municipal Fixed Income Funds

Goldman Sachs High Yield Municipal Fund

Goldman Sachs Dynamic Municipal Income Fund

Goldman Sachs Short Duration Tax-Free Fund

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs Dynamic Emerging Markets Debt Fund

Goldman Sachs Emerging Markets Debt Fund

Goldman Sachs High Yield Fund

Goldman Sachs High Yield Floating Rate Fund

Goldman Sachs Investment Grade Credit Fund

Goldman Sachs Local Emerging Markets Debt Fund

Goldman Sachs U.S. Mortgages Fund

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Bond Fund

Goldman Sachs Core Fixed Income Fund

Goldman Sachs Global Income Fund

Goldman Sachs Strategic Income Fund

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Enhanced Income Fund

Goldman Sachs High Quality Floating Rate Fund

Goldman Sachs Short Duration Government Fund

Goldman Sachs Inflation Protected Securities Fund

Goldman Sachs Government Income Fund

Goldman Sachs Short Duration Income Fund

Goldman Sachs Fixed Income Alternatives Funds

Goldman Sachs Fixed Income Macro Strategies Fund (effective June 20, 2017, “Goldman Sachs Strategic Macro Fund”)

Goldman Sachs Long Short Credit Strategies Fund

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Capital Growth Fund

Goldman Sachs Concentrated Growth Fund

Goldman Sachs Dynamic U.S. Equity Fund

Goldman Sachs Flexible Cap Growth Fund

Goldman Sachs Focused Growth Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Technology Opportunities Fund

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Focused Value Fund

Goldman Sachs Growth and Income Fund (effective June 20, 2017, “Goldman Sachs Equity Income Fund”)

Goldman Sachs Large Cap Value Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Small Cap Value Fund

Goldman Sachs Small/Mid Cap Value Fund

Goldman Sachs Tax-Advantaged Equity Funds

Goldman Sachs International Equity Dividend and Premium Fund

Goldman Sachs International Tax-Managed Equity Fund

Goldman Sachs U.S. Tax-Managed Equity Fund

Goldman Sachs U.S. Equity Dividend and Premium Fund

Goldman Sachs Dividend Focus Funds

Goldman Sachs Income Builder Fund

Goldman Sachs Rising Dividend Growth Fund

Goldman Sachs Select Satellite Funds

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs Managed Futures Strategy Fund

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs Real Estate Securities Fund

Goldman Sachs Global Real Estate Securities Fund

Goldman Sachs Global Infrastructure Fund

Goldman Sachs Fundamental Emerging Markets Equity Funds

Goldman Sachs Asia Equity Fund

Goldman Sachs Emerging Markets Equity Fund

Goldman Sachs N-11 Equity Fund

Goldman Sachs Fundamental International Equity Funds

Goldman Sachs Focused International Equity Fund

Goldman Sachs Strategic International Equity Fund

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Large Cap Growth Insights Fund

Goldman Sachs Large Cap Value Insights Fund

Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs Small Cap Growth Insights Fund

Goldman Sachs Small Cap Value Insights Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs International Equity Insights Funds

Goldman Sachs Emerging Markets Equity Insights Fund

Goldman Sachs International Equity Insights Fund

Goldman Sachs International Small Cap Insights Fund

Goldman Sachs Long Short Fund

Goldman Sachs MLP Energy Infrastructure Fund

Goldman Sachs Absolute Return Multi-Asset Fund

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Strategy Portfolio

Goldman Sachs Equity Growth Strategy Portfolio

Goldman Sachs Satellite Strategies Portfolio

Goldman Sachs High Yield Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Municipal Fixed Income Funds

Goldman Sachs High Yield Municipal Fund

Goldman Sachs Dynamic Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Municipal Fixed Income Funds

Goldman Sachs Dynamic Municipal Income Fund

Goldman Sachs Short Duration Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Municipal Fixed Income Funds

Goldman Sachs Short Duration Tax-Free Fund

GOLDMAN SACHS DYNAMIC EMERGING MARKETS DEBT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs Dynamic Emerging Markets Debt Fund

Goldman Sachs Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs Emerging Markets Debt Fund

Goldman Sachs High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs High Yield Fund

Goldman Sachs High Yield Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs High Yield Floating Rate Fund

Goldman Sachs Investment Grade Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs Investment Grade Credit Fund

Goldman Sachs Local Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs Local Emerging Markets Debt Fund

Goldman Sachs U.S. Mortgages Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs U.S. Mortgages Fund

Goldman Sachs Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Bond Fund

Goldman Sachs Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Core Fixed Income Fund

Goldman Sachs Global Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Global Income Fund

Goldman Sachs Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Strategic Income Fund

Goldman Sachs Enhanced Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Enhanced Income Fund

Goldman Sachs High Quality Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs High Quality Floating Rate Fund

Goldman Sachs Short Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Short Duration Government Fund

Goldman Sachs Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Inflation Protected Securities Fund

Goldman Sachs Government Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Government Income Fund

Goldman Sachs Short Duration Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Short Duration Income Fund

Goldman Sachs Fixed Income Macro Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fixed Income Alternatives Funds

Goldman Sachs Fixed Income Macro Strategies Fund (effective June 20, 2017, “Goldman Sachs Strategic Macro Fund”)

Goldman Sachs Long Short Credit Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fixed Income Alternatives Funds

Goldman Sachs Long Short Credit Strategies Fund

Goldman Sachs Capital Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Capital Growth Fund

Goldman Sachs Concentrated Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Concentrated Growth Fund

Goldman Sachs Dynamic U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Dynamic U.S. Equity Fund

Goldman Sachs Flexible Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Flexible Cap Growth Fund

Goldman Sachs Focused Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Focused Growth Fund

Goldman Sachs Strategic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Strategic Growth Fund

Goldman Sachs Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Small/Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Technology Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Technology Opportunities Fund

Goldman Sachs Focused Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Focused Value Fund

Goldman Sachs Growth and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Growth and Income Fund (effective June 20, 2017, “Goldman Sachs Equity Income Fund”)

Goldman Sachs Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Large Cap Value Fund

Goldman Sachs Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Small Cap Value Fund

Goldman Sachs Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Small/Mid Cap Value Fund

Goldman Sachs International Equity Dividend and Premium Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Tax-Advantaged Equity Funds

Goldman Sachs International Equity Dividend and Premium Fund

Goldman Sachs International Tax-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Tax-Advantaged Equity Funds

Goldman Sachs International Tax-Managed Equity Fund

Goldman Sachs U.S. Tax-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Tax-Advantaged Equity Funds

Goldman Sachs U.S. Tax-Managed Equity Fund

Goldman Sachs U.S. Equity Dividend and Premium Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Tax-Advantaged Equity Funds

Goldman Sachs U.S. Equity Dividend and Premium Fund

Goldman Sachs Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Dividend Focus Funds

Goldman Sachs Income Builder Fund

Goldman Sachs Rising Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Dividend Focus Funds

Goldman Sachs Rising Dividend Growth Fund

Goldman Sachs Absolute Return Tracker Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Select Satellite Funds

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Select Satellite Funds

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Select Satellite Funds

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Select Satellite Funds

Goldman Sachs Managed Futures Strategy Fund

Goldman Sachs International Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

Goldman Sachs Real Estate Securities Fund

Goldman Sachs Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

Goldman Sachs Global Real Estate Securities Fund

Goldman Sachs Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

Goldman Sachs Global Infrastructure Fund

Goldman Sachs Asia Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fundamental Emerging Markets Equity Funds

Goldman Sachs Asia Equity Fund

Goldman Sachs Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fundamental Emerging Markets Equity Funds

Goldman Sachs Emerging Markets Equity Fund

GOLDMAN SACHS N-11 EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fundamental Emerging Markets Equity Funds

Goldman Sachs N-11 Equity Fund

Goldman Sachs Focused International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fundamental International Equity Funds

Goldman Sachs Focused International Equity Fund

Goldman Sachs Strategic International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fundamental International Equity Funds

Goldman Sachs Strategic International Equity Fund

Goldman Sachs Large Cap Growth Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Large Cap Growth Insights Fund

Goldman Sachs Large Cap Value Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Large Cap Value Insights Fund

Goldman Sachs Small Cap Equity Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs Small Cap Growth Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Small Cap Growth Insights Fund

Goldman Sachs Small Cap Value Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Small Cap Value Insights Fund

Goldman Sachs U.S. Equity Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Emerging Markets Equity Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs International Equity Insights Funds

Goldman Sachs Emerging Markets Equity Insights Fund

Goldman Sachs International Equity Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs International Equity Insights Funds

Goldman Sachs International Equity Insights Fund

Goldman Sachs International Small Cap Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs International Equity Insights Funds

Goldman Sachs International Small Cap Insights Fund

Goldman Sachs Long Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Long Short Fund

Goldman Sachs MLP Energy Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs MLP Energy Infrastructure Fund

Goldman Sachs Absolute Return Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Absolute Return Multi-Asset Fund

Goldman Sachs Balanced Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Growth and Income Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Growth Strategy Portfolio

Goldman Sachs Equity Growth Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Equity Growth Strategy Portfolio

Goldman Sachs Satellite Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Supplement dated June 16, 2017 to the current

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information

for each applicable Goldman Sachs Fund that has Class IR Shares, as listed on Exhibit A

(each, a “Fund” and, collectively, the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved the renaming of the Funds’ Class IR Shares to Investor Shares.

Effective August 15, 2017, all references to Class IR Shares in the Funds’ Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information are hereby replaced with Investor Shares.

EXHIBIT A

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Satellite Strategies Portfolio